Information Concerning the Group's Consolidated Operations - Revenues by Nature (Detail) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Disclosure of revenue [line items]
Recognition of previously deferred upfront payments	$ 0		$ 0	[1]	$ 0	$ 0	[2]
Other revenues from collaboration agreements	0	[1]	998,000	[1]	0	2,530,000	[2]
Collaboration agreements	0		998,000	[1]	0	2,530,000	[2]
Licenses	157,000		158,000	[1]	264,000	276,000	[2]
Products & services	22,000		150,000	[1]	53,000	166,000	[2]
Total revenues	$ 178,000		$ 1,307,000	[3],[4]	$ 317,000	$ 2,972,000	[5],[6]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[3]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[4]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[5]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[6]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)